CONSOLIDATED STATEMENT OF STOCKHOLDERS (DEFICIT) - USD ($)	Preferred Stock Class A [Member]	Preferred Stock Class B [Member]	Preferred Stock Class C [Member]	Common Stock [Member]	Treasury Stock [Member]	Class A Preferred Treasury Stock [Member]	Class B Preferred Treasury Stock [Member]	Additional Paid-in Capital [Member]	Repurchased Shares [Member]	Subscriptions Payable [Member]	Subscriptions Receivable [Member]	Deposit For Future Stock Subscriptions [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 2,560	$ 3,735	$ 1	$ 29,564	$ (5,100,218)	$ (179,368)	$ (79,882)	$ 25,207,137					$ (20,118,169)	$ (234,640)
Beginning balance, shares at Dec. 31, 2019	2,560,000	3,735,784	1,000	29,564,014	24,134,448	100,000	44,535
Revision of beginning accumulated deficit due to prior period misstatements													68,922	68,922
Issuance of common stock for services				$ 27				136,593						136,620
Issuance of common stock for services				27,324
Issuance of common stock for cash already received				$ 105				511,770						511,875
Issuance of common stock for cash, shares				104,916
Conversion of Series A preferred stock to common stock	$ (140)			$ 140
Conversion of Series A preferred stock to common stock, shares	(140,000)			140,000
Conversion of Series B preferred stock to common stock		$ (323)		$ 323
Conversion of Series B preferred stock to common stock, shares		(322,899)		(322,899)
Conversion of Series B preferred stock to common stock, shares		322,899		322,899
Repurchase agreement									(80,000)					(80,000)
Issuance of warrants for service								89,155						89,155
Issuance of detachable warrants with Debt								80,053						80,053
Conversion of warrants to common stock				$ 66				327,434						327,500
Conversion of warrants to common stock, shares				65,500
Deposit received for future common stock subscriptions												121,055		121,055
Net loss													(2,022,495)	(2,022,495)
Conversion of Series B preferred stock to common stock		323		(323)
Ending balance, value at Dec. 31, 2020	$ 2,420	$ 3,412	$ 1	$ 30,225	$ (5,100,218)	$ (179,368)	$ (79,882)	$ 26,352,142	$ (80,000)			$ 121,055	$ (22,071,742)	$ (1,001,955)
Ending balance, shares at Dec. 31, 2020	2,420,000	3,412,885	1,000	30,224,653	24,134,448	100,000	44,535
Issuance of common stock for services				$ 1
Issuance of common stock for services				600				3,047		25,400				28,448
Issuance of common stock for cash already received				$ 24				$ 121,031				$ (121,055)
Issuance of common stock for cash, shares				24,211
Issuance of common stock and warrants for cash				$ 171				1,668,158			(140,790)			1,547,359
Issuance of common stock and warrants for cash, shares				171,750
Conversion of Series A preferred stock to common stock	$ (40)			$ 40
Conversion of Series A preferred stock to common stock, shares	(40,000)			40,000
Conversion of Series B preferred stock to common stock		$ 556		$ (556)
Conversion of Series B preferred stock to common stock, shares		556,550		(556,550)
Conversion of Series B preferred stock to common stock, shares		(556,550)		556,550
Issuance of warrants for service								829,081						829,081
Issuance of warrants
Conversion of warrants to common stock				$ 71				355,179						355,250
Conversion of warrants to common stock, shares				71,050
Net loss													(3,644,804)	(3,644,804)
Conversion of Series B preferred stock to common stock		(556)		556
Cancellation of Treasury Stock				$ (24,134)	5,100,218			(5,076,084)
Cancellation of Treasury Stock, shares				(24,134,448)
Issuance of warrants								5,799						5,799
Cancellation of Treasury Stock				$ 24,134	(5,100,218)			5,076,084
Ending balance, value at Dec. 31, 2021	$ 2,380	$ 2,856	$ 1	$ 6,954		$ (179,368)	$ (79,882)	$ 24,278,353	$ (80,000)	$ 25,400	$ (140,970)		$ (25,716,546)	$ (1,880,822)
Ending balance, shares at Dec. 31, 2021	2,380,000	2,856,335	1,000	6,954,366		100,000	44,535